Financial risk management - Interest rate risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 20, 2018	Mar. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial risk management
Outstanding long-term debt	$ 4,593,223			$ 4,644,387	$ 4,707,303
Interest rate risk
Financial risk management
Outstanding long-term debt	$ 4,593,223			$ 4,644,387	$ 4,707,303
Percent of long-term debt with fixed interest rate (as a percent)				96.90%
Interest rate (as a percent)				3.10%
Interest rate risk | Three-month LIBOR | Top of range
Financial risk management
Interest rate (as a percent)			1.69593%
Interest rate risk | Three-month LIBOR | Bottom of range
Financial risk management
Interest rate (as a percent)		2.82375%
Interest rate risk | Fixed interest rate
Financial risk management
Percent of long-term debt with fixed interest rate (as a percent)	98.00%				95.60%
Interest rate (as a percent)	2.00%				4.40%